Retirement Plans (Schedule Of Amounts Recognized In Balance Sheet) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Defined Benefit Plan Disclosure [Line Items]
Non-current liability	$ (2,375)	$ (1,482)
U.S. Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Non-current asset	0	0
Current liability	(32)	(36)
Non-current liability	(2,338)	(1,444)
Amounts recognized in the consolidated balance sheet	(2,370)	(1,480)
Non-U.S. Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Non-current asset	11	13
Current liability	(2)	(2)
Non-current liability	(37)	(38)
Amounts recognized in the consolidated balance sheet	$ (28)	$ (27)